BACON LAW GROUP

Thomas C. Bacon, Principal TBacon@baconlawgroup.com	1601 N. Sepulveda Boulevard, #349 Manhattan Beach, CA 90266 (310) 880-2698

April 3, 2017

VIA EDGAR

Christina DiAngelo Fettig

Karen Rossotto

Securities and Exchange Commission

100 F. Street, NE

Washington DC 20549

Re:	Triton Pacific Investment Corporation, Inc.

Post-Effective Amendment No. 3 to

Registration Statement on Form N-2 (SEC File No. 333-206730)

Dear Ms. Fettig and Ms. Rossotto:

On behalf of Triton Pacific Investment Corporation, Inc. (the “Company”), we transmitted for filing under the Securities Act of 1933, as amended (the “Securities Act”), a copy of the Company’s Post-Effective Amendment No. 3 (“Amendment No. 3”) to Registration Statement on Form N-2 (SEC File No. 333-206730) (the “Registration Statement”) on April 3, 2017 for the registration of $300,000,000 in shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”). The Registration Statement relates to the continuous offering of the Common Stock in reliance on Rule 415 under the Securities Act. The most recent post-effective amendment to the Registration Statement was filed on May 11, 2016 and was declared effective by the staff of the Securities and Exchange Commission (the “SEC”) the same day. The Company is not registering any additional securities through Amendment No. 3.

The Company respectfully requests that the staff of the SEC afford the Registration Statement selective review in accordance with Securities Act Release No. 6510 (February 15, 1984). The disclosure contained in Amendment No. 3 is substantially similar to the disclosure contained in the Registration Statement declared effective on May 11, 2016, except for the inclusion of updated financial statements and certain other data of the Company pursuant to Section 10(a)(3) of the Securities Act.

To facilitate your review, we will deliver to you under separate cover two as-filed courtesy copies of Amendment No. 3, including one that is marked to show changes against the Registration Statement declared effective on May 11, 2016.

If you have any questions concerning the foregoing, please call Thomas C. Bacon at (310) 880-2698.

Very truly yours,

/s/ Thomas C. Bacon

Thomas C. Bacon, Esq.

Attorney for Triton Pacific Investment Corporation, Inc.